Inventories (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Finished products	[1]	$ 1,356	$ 251
Inventory, net		$ 1,356	$ 251

[1]	Includes amounts of $1,074 and $35 as of December 31, 2019 and 2018, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met yet.